Schedule of taxes payable (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Taxes payable,Total	R$ 896,939	R$ 954,059
Current liabilities	896,939	952,689
Non-Current liabilities		1,370
Domestic [Member] | IPI
IfrsStatementLineItems [Line Items]
Taxes payable,Total	157,143	125,338
Domestic [Member] | I C M S [Member]
IfrsStatementLineItems [Line Items]
Taxes payable,Total	490,513	403,422
Domestic [Member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Taxes payable,Total	45,337	284,944
Domestic [Member] | OtherMember
IfrsStatementLineItems [Line Items]
Taxes payable,Total	52,747	43,560
Other countries
IfrsStatementLineItems [Line Items]
Taxes payable,Total	896,939	954,059
Other countries | OtherMember
IfrsStatementLineItems [Line Items]
Taxes payable,Total	132,096	80,768
Other countries | Value-added tax
IfrsStatementLineItems [Line Items]
Taxes payable,Total	R$ 19,103	R$ 16,027